Intangible assets, net (Details 1) - Intangible Assets [Member] - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Fiscal 2024	$ 448
Fiscal 2025	448
Fiscal 2026	448
Fiscal 2027	448
Fiscal 2028	448
Thereafter	820
Intangible assets, net	$ 3,060	$ 11,913